Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of number of shares outstanding
Shares issued at beginning of year	631,028,318	645,560,928	679,822,439
Issued in terms of employee share schemes	1,337,439	1,566,581	1,776,361
Repurchase and cancellation of shares		(16,085,199)	(43,503,454)
Issued in terms of Sasol Khanyisa		(13,992)	7,465,582
Shares issued at end of year	632,365,757	631,028,318	645,560,928